Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents (Note 12)	$ 2,534,698	$ 912,214
Gold in trust (Note 8)	955,781	1,576,366
Accounts receivable and prepaid expenses (Note 4)	175,008	160,717
Total current assets	3,665,487	2,649,297
Non-current assets:
Right-of-use assets (Note 5)	151,790	273,222
Property, plant and equipment (Note 6)	14,025,665	14,168,326
Exploration and evaluation assets (Note 7)	58,605,829	56,973,010
Total non-current assets	72,783,284	71,414,558
TOTAL ASSETS	76,448,771	74,063,855
Current liabilities:
Trade and other payables (Note 10 (a)(c))	447,551	778,841
Current portion of lease liabilities (Note 5)	134,950	121,948
Total current liabilities	582,501	900,789
Non-current liabilities:
Long-term portion of lease liabilities (Note 5)	35,781	170,731
Gold loan payable (Note 8)	2,842,756	2,541,338
Derivative financial liabilities (Note 8)	375,417	430,965
Deferred income tax liability (Note 13)	1,434,882	1,434,882
Total non-current liabilities	4,688,836	4,577,916
Total liabilities	5,271,337	5,478,705
EQUITY
Share capital (Note 9)	131,189,978	127,022,366
Reserves (Note 9)	19,243,992	17,689,952
Deficit	(79,256,536)	(76,127,168)
Total equity	71,177,434	68,585,150
TOTAL EQUITY AND LIABILITIES	$ 76,448,771	$ 74,063,855